Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Carrying amounts of trade and other receivables

	March 31, 2018 R’000	March 31, 2017 R’000

Trade receivables	248,878	220,402
Less: Provision for impairment of trade receivables	(17,523)	(8,783)
Trade receivables — net	231,355	211,619
Pre-payments	27,240	24,772
Sundry debtors	27,811	24,185
	286,406	260,576

The carrying amounts of trade and other receivables are denominated in the following currencies:

	March 31, 2018 R’000	March 31, 2017 R’000

South African Rand	98,148	80,037
Australian Dollar	24,016	21,754
Brazilian Real	19,129	15,684
Euro	28,192	24,411
Great Britain Pound	18,883	18,535
United Arab Emirates Dirham	2,578	3,354
United States Dollar	91,105	94,441
Other	4,355	2,360
	286,406	260,576

Ageing of trade receivables
The ageing of trade receivables at the reporting date is as follows:

	Gross R’000	Provision for impairment R’000	Net R'000

2018
Not past due	145,346	(334)	145,012
Past due by 1 to 30 days	51,844	(2,518)	49,326
Past due by 31 to 60 days	24,763	(3,732)	21,031
Past due by more than 60 days	26,925	(10,939)	15,986
Total	248,878	(17,523)	231,355

	Gross R’000	Provision for impairment R’000	Net R'000

2017
Not past due	129,121	(920)	128,201
Past due by 1 to 30 days	54,340	(1,350)	52,990
Past due by 31 to 60 days	20,999	(1,854)	19,145
Past due by more than 60 days	15,942	(4,659)	11,283
Total	220,402	(8,783)	211,619

Movements in the provision for impairment of trade and other receivables
Movements in the Group’s provision for impairment of trade and other receivables are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Opening balance	(13,346)	(12,438)
Increase in provision for impairment (note 31.2)	(24,143)	(17,713)
Receivables written off during the year as irrecoverable — net	19,354	16,429
Foreign currency translation differences	612	376
Closing balance	(17,523)	(13,346)

The Group’s provision for impairment of trade and other receivables includes:
Trade receivables	(17,523)	(8,783)
Sundry debtors	—	(4,563)
Closing balance	(17,523)	(13,346)